SCHEDULE I - SUMMARY OF INVESTMENTS OTHER THAN INVESTMENTS IN RELATED PARTIES	12 Months Ended
Dec. 31, 2021
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Abstract]
SCHEDULE I - SUMMARY OF INVESTMENTS OTHER THAN INVESTMENTS IN RELATED PARTIES
SCHEDULE I - SUMMARY OF INVESTMENTS
OTHER THAN INVESTMENTS IN RELATED PARTIES
DECEMBER 31, 2021

($ in millions)	Cost/ amortized cost, net	Fair value (if applicable)	Amount shown in the Balance Sheet
Type of investment
Fixed maturities:
Bonds:
United States government, government agencies and authorities	$476	$486	$486
States, municipalities and political subdivisions	754	816	816
Foreign governments	11	12	12
Public utilities	10,395	10,808	10,808
All other corporate bonds	3,700	3,829	3,829
Asset-backed securities	1,194	1,208	1,208
Mortgage-backed securities	777	778	778
Total fixed maturities	17,307	$17,937	17,937

Equity securities:
Common stocks:
Industrial, miscellaneous and all other	11	11	11
Total equity securities	11	$11	11

Mortgage loans on real estate	2,978	$3,063	2,951
Policy loans	525		525
Derivative instruments	118	$140	140
Limited partnership interests	1,348		1,348
Directly originated corporate loans	944	$944	937
Aviation loans	202	$203	197
Other long-term investments	115	$110	108
Short-term investments	1,035	$1,035	1,035
Total investments	$24,583		$25,189